SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Acquired intangible assets with indefinite lives
Number of movie theatre licenses acquired in a business acquisition	10
Business tax and film industry development fund levy
Business taxes	$ 3,552,059	$ 2,076,930	$ 1,012,573
Mandatory contribution to film industry development fund (as a percent)	5.00%
Film industry development fund	1,995,813	1,230,836	533,209
Foreign currency risk
Cash and cash equivalents denominated in RMB	19,508,508	7,624,166
Cash and cash equivalents denominated in RMB as a percentage of cash and cash equivalents (as a percent)	70.00%	25.00%
Equity method investments
Group's carrying value in the equity method affiliated company, at which no further losses are recorded in consolidated financial statement unless group guaranteed obligations of affiliated or has committed additional funding	$ 0
Minimum
Business tax and film industry development fund levy
Business taxes on services (as a percent)	3.30%
Maximum
Business tax and film industry development fund levy
Business taxes on services (as a percent)	5.50%
Membership
Acquired intangible assets with indefinite lives
Estimated average useful lives	1 year 9 months 18 days
Favorable lease | Minimum
Acquired intangible assets with indefinite lives
Estimated average useful lives	1 year
Favorable lease | Maximum
Acquired intangible assets with indefinite lives
Estimated average useful lives	4 years 6 months